Cover	Oct. 02, 2023
Cover [Abstract]
Entity Registrant Name	ONFOLIO HOLDINGS INC.
Entity Central Index Key	0001825452
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 02, 2023
Entity Ex Transition Period	false
Entity File Number	001-41466
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1978697
Entity Address Address Line 1	1007 North Orange Street, 4th Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	682
Local Phone Number	990-6920
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ONFO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On October 18, 2023, Onfolio Holdings Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) disclosing, among other things, an event under Item 8.01 that stated that on October 18, 2023, Onfolio Holdings Inc. issued a press release to provide an update on its Series A Preferred share offering and that a copy of the press release was attached as Exhibit 99.1 to the Original Form 8-K and incorporated therein by reference. This Current Report on Form 8-K/A amends and supplements the Original Form 8-K to provide the press release pursuant to Item 9.01 of Form 8-K that was mistakenly not filed with the Original Form 8-K. Except as otherwise provided herein, the other disclosures made in the Original Form 8-K remain unchanged.